Long-Term Investments - Summary of Equity and Cost Method Investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Aug. 18, 2015 CNY (¥)
Investments [Line Items]
Long term Investments		¥ 820,006		$ 128,677	¥ 454,996
AEZ Capital Feeder Fund [Member]
Investments [Line Items]
Fair value option investment	[1]	115,483
Hunan Qindao Cultural Spread Ltd. [Member]
Investments [Line Items]
Equity securities	[2]	30,000			30,000
Hangzhou Faceunity Technology Limited [Member]
Investments [Line Items]
Equity securities	[2]	70,000			70,000
Haining Yijiayi Culture Co Ltd [Member]
Investments [Line Items]
Equity securities	[2]	25,000			25,000
Other Equity Securities [Member]
Investments [Line Items]
Equity securities	[3]	77,125			113,125
58 Daojia Ltd [Member]
Investments [Line Items]
Equity securities	[2]	300,000
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Equity method investments	[4]	73,235			78,382
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Equity method investments		52,080	[5]		63,093	[5]	¥ 50,000
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Equity method investments	[6]	39,155			36,702
Other Equity Method Investments [Member]
Investments [Line Items]
Equity method investments	[3]	¥ 37,928			¥ 38,694

[1]	In October 2021, the Group completed investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating and non-voting shares with capital contribution of RMB114,707. The Group elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB779 is recognized during the year ended December 31, 2021.
[2]	The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million, and the transaction was completed in April 2021. As the investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There has been no orderly transactions for the identical or a similar investment of the same issuer noted for the year ended December 31, 2021.
[3]	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.
[4]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2020 and 2021. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB8,977, RMB4,964 and RMB(5,147) during the year ended December 31, 2019, 2020 and 2021, respectively.
[5]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB1,415, RMB(42,458) and RMB(11,013) for the years ended December 31, 2019, 2020 and 2021, respectively. The Group received distribution from Aqua of RMB1,153 during the year ended December 31, 2020.
[6]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, which had been fully paid as of December 31, 2020. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB(2,121), RMB237 and RMB2,453 during the years ended December 31, 2019, 2020 and 2021, respectively.